Segment information - Assets by geographic area (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated property, plant and equipment	$ 64,420	$ 57,507
Total consolidated intangible assets	12,407	15,181
Total consolidated long-lived assets	76,827	72,688
Italy
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment	21,140	24,490
Intangible assets and goodwill	9,131	11,613
Long-lived assets including equity method investments	30,271	36,103
Canada
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment	29,095	28,557
Intangible assets and goodwill	155	171
Long-lived assets including equity method investments	29,250	28,728
United States
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment	0	719
Intangible assets and goodwill	0	0
Long-lived assets including equity method investments	0	719
Rest of Europe
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment	9,480	3,713
Intangible assets and goodwill	3,121	3,397
Long-lived assets including equity method investments	12,601	7,110
Asia Pacific
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment	4,705	633
Intangible assets and goodwill	0	0
Long-lived assets including equity method investments	$ 4,705	$ 633